SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENTED INFORMATION
SEGMENTED INFORMATION

Our segments have changed from those reported at December 31, 2018 when we previously reported three segments. We implemented a new organizational structure during the first quarter of 2019 to clearly delineate our Device-to-Cloud IoT solutions activities and now have two reportable segments effective the first quarter of 2019. We have reclassified our comparative information.
IoT Solutions
Our IoT Solutions segment is focused on integrated end-to-end IoT solutions that include recurring connectivity services, cloud platform, software and devices (cellular modules or cellular gateways) targeted primarily at enterprises and OEM in the IoT space. In this segment, we have the opportunity to provide connectivity services and solutions to the customer along with our cloud platform, devices and management tools.
Embedded Broadband
Our Embedded Broadband segment is comprised of our high-speed cellular embedded modules that are typically used in non-industrial applications, namely Automobile, Mobile Computing and Enterprise Networking markets. The products in this segment are typically high-speed fourth generation ("4G") Long- Term Evolution ("LTE") and LTE-Advanced cellular modules. In this segment, we do not have the opportunity to provide connectivity services or fully-integrated IoT solutions to the OEM customer. Our Embedded Broadband business is expected to transition over time from 4G LTE to fifth generation ("5G") technology.

As our chief operating decision maker does not evaluate the performance of our operating segments based on segment assets, management does not classify asset information on a segmented basis.

We disaggregate our revenue from contracts with customers into reportable segments, type and geographical region.

REVENUE BY TYPE

	2019	2018	2017
Revenue
Product	$614,384	$699,158	$645,402
Recurring and other services	99,129	94,444	45,325
	$713,513	$793,602	$690,727

REVENUE BY GEOGRAPHICAL REGION

	2019	2018	2017
Americas	$300,104	$314,169	$227,905
Europe, Middle East and Africa	147,091	167,812	168,400
Asia-Pacific	266,318	311,621	294,422
	$713,513	$793,602	$690,727

PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION

	2019	2018
Americas	$27,168	$26,045
Europe, Middle East and Africa	5,594	9,027
Asia-Pacific	7,162	4,770
	$39,924	$39,842